Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Royalty expense				$ 1,400	$ 1,600
Other expense		$ 44	$ 45	186	94
Right-of-use assets		4,466	3,946	4,466	3,946	$ 4,273	$ 4,308
Lease liabilities		5,009	4,340	5,009	4,340	4,753	$ 4,673
Payments				1,149	665
Interest expenses				158	118
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Accrued interest on 4.6% Senior Notes with related party	$ 3,100
Interest expense		384	409	771	799
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		1,661	408	2,674	854
Other expense		1,310	1,624	2,694	3,417
Accounts payable and accrued expenses		1,887		1,887		1,571
Other receivables		10		10		6
Right-of-use assets		2,338		2,338		1,682
Lease liabilities		2,515		2,515		1,797
Payments		304	174	616	343
Interest expenses		26	$ 25	56	$ 50
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
4.6% Senior notes with related party		$ 32,436		32,436		34,846
Accrued interest on 4.6% Senior Notes with related party				$ 143		$ 2,562